Other Information Related to Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation [Line Items]
Weighted average grant date fair value per share of options	$ 3.66	$ 1.00	$ 0.27
Total intrinsic value of options exercised	$ 3,044,903	$ 659,148